Related Parties	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Related Parties
28.	RELATED PARTIES
Notes 10 and 22 provide information about the Group’s ownership structure and investment in an associate. The following table provides the total amount of transactions that have been entered into with related parties for the relevant financial year.

		Sales to related parties	Purchases from related parties	Amounts owed by related parties*		Amounts owed to related parties*
Entities with significant influence over the Group:
Sistema PJSFC	2021	114	553	6		973
Sistema PJSFC	2020	—	193	—		9
Sistema PJSFC	2019	—	309	—		18

Associate:
Litres	2021	7	1	1		2
Litres	2020	6	11	144	**	2
Litres	2019	5	6	1		3

*	The amounts are classified as accounts receivable and trade payables, respectively.
**	Including 141 of accrued but not paid dividends for the year ended December 31, 2020.

Purchases from Sistema PJSFC group of companies relate primarily to purchases of telecommunication services (phone service, internet, etc.), software products, property and other assets including right of use assets, payment collection and processing services, and factoring arrangements.

Purchases from Litres include subscriptions for the
e-books
library. Sales to Litres include commissions for participation in the Group’s affiliates program where the Group’s customer referrals result in successful sales by Litres.
The Group has several accounts at
MTS-Bank
PJSC (subsidiary of Sistema PJSFC), related party, including short-term deposit accounts held during 2020 year. As at December 31, 2021, total cash balance of the Group’s current accounts at
MTS-Bank
PJSC was 3 (December 31, 2020: 86). During 2021, the Group received interest income of nil (2020: 2) from holding short-term deposits at
MTS-Bank
PJSC.
During 2021, the Group entered into factoring arrangements with
MTS-Bank
PJSC. As at December 31, 2021, outstanding balance under such arrangements amounted to 782. The respective factoring commission for 2021 amounted to 111 was included as a part of purchases (as disclosed above).
Outstanding balances with related parties at the
year-end
are unsecured and carry market interest (where applicable), settlement is generally made in cash. There have been no guarantees provided or received for any related party receivables or payables. For the year ended December 31, 2021, the Group did not identify material expected credit losses or impairment charges relating to amounts owed by related parties (2020 and 2019
:

nil).
Transactions with key management personnel
The remuneration of key management personnel for the year ended December 31, 2021, 2020 and 2019 amounted to:

	2021	2020	2019
Short-term employee benefits (i)	90	53	33
Share-based compensation expense (ii)	2,390	224	93

	2,480	277	126

i.	Short-term benefits include salaries, bonuses, paid annual leave and social security contributions.
ii.	Amounts related to the participation of the key management personnel in the incentive scheme posted in consolidated statements of profit or loss and other comprehensive income.
In August 2021, the Company granted to Mr
.
Alexander Shulgin, 3,200,000 RSUs with zero exercise price. Under this grant, each RSU entitles Mr
.
Alexander Shulgin, subject to vesting and other terms, to receive for no consideration one ordinary share of the Company. Awards will vest with time over ten years so that 1/40 th
of the RSUs subject to the award will vest on the last day of each consecutive calendar quarter beginning March 31, 2022.